Property and Equipment - Additional Information (Detail) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 121,070	$ 114,168	$ 357,425	$ 343,529	$ 458,734	$ 371,603
Tenant Improvements | Minimum
Property, Plant and Equipment [Line Items]
Property and Equipment, Useful Life			6 years
Tenant Improvements | Maximum
Property, Plant and Equipment [Line Items]
Property and Equipment, Useful Life			10 years
Other Property And Equipment
Property, Plant and Equipment [Line Items]
Property and Equipment, Useful Life			3 years